Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42416
Entity Registrant Name	Elong Power Holding Limited
Entity Central Index Key	0002015691
Entity Address, Address Line One	3 Yan Jing Li Zhong Jie
Entity Address, Address Line Two	Block B
Entity Address, Address Line Three	Room 2110
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	341000